Long-Term Debt	12 Months Ended
Dec. 31, 2013
Long-Term Debt [Abstract]
Long-Term Debt

7.Long–Term Debt

Facility	2013	2012
(a) Credit facilities	808,218	939,514
(b) Term bank loans	572,080	502,913

Total	1,380,298	1,442,427
Less – current portion	(126,361)	(186,651)

Long-term portion	1,253,937	1,255,776

(a)Credit facilities

As at December 31, 2013, the Company had six open reducing revolving credit facilities, all of which are reduced in semi-annual installments, and two open facilities which have both a reducing revolving credit component and a term bank loan component. At December 31, 2013 and 2012 there was no available unused amount. The aggregate available unused amount under these facilities at December 31, 2011 was $28,358 and was drawn down on January 17, 2012. Interest is payable at rates based on LIBOR plus a spread. At December 31, 2013, the interest rates on these facilities ranged from 1.48% to 5.69% (0.81% to 5.19% at December 31, 2012).

(b)Term bank loans

Term loan balances outstanding at December 31, 2013 amounted to $572,080.

On March 6, 2013 and on April 22, 2013 the Company made two drawdowns of $46,000 each under two existing term bank loans to finance the newly delivered DP2 suezmax shuttle tankers Rio 2016 and Brasil 2014.

On September 9, 2013, the Company arranged a new term bank loan for the refinancing of the credit facility obtained in 2005 to finance the acquisition of the aframax tanker Sakura Princess. On September 11, 2013, the Company fully repaid the then outstanding balance of this facility. On September 11, 2013, the Company drew down $18,000 under the new term loan, which is payable in 28 quarterly installments, the first eight of $300 each and the next twenty of $405 each plus a balloon of $7,500 payable with the last installment.

All term bank loans, except the newly signed on September 9, 2013, which is paid in quarterly installments, are payable in U.S. Dollars in semi-annual installments, with balloon payments due at maturity between October 2016 and April 2022. Interest rates on the outstanding loans as at December 31, 2013 are based on LIBOR plus margin. At December 31, 2013, the interest rates on these term bank loans ranged from 1.85% to 3.24%.

The weighted-average interest rates on the above executed loans for the applicable periods were:

Year ended December 31, 2013	2.49%
Year ended December 31, 2012	1.87%
Year ended December 31, 2011	1.66%

Loan movements for credit facilities and term loans throughout 2013:

Loan	Origination Date	Original Amount	Balance at January 1, 2013	New Loans	Repaid	Balance at December 31, 2013
Credit facility1	2005	250,000	34,855	—	34,855	—
Credit facility	2005	220,000	134,225	—	13,135	121,090
Credit facility	2006	275,000	125,092	—	11,823	113,270
Credit facility2	2004	179,384	112,356	—	10,555	101,800
Credit facility3	2005	220,000	92,550	—	26,952	65,598
Credit facility	2006	371,010	251,010	—	20,000	231,010
10-year term loan	2004	71,250	32,032	—	3,125	28,907
Credit facility	2006	70,000	35,625	—	4,375	31,250
Credit facility	2007	120,000	92,500	—	5,000	87,500
10-year term loan	2007	88,350	66,270	—	5,520	60,750
Credit facility	2007	82,000	61,300	—	4,600	56,700
10-year term loan	2009	38,600	29,046	—	2,235	26,812
8-year term loan	2009	40,000	30,400	—	2,900	27,500
12 year term loan	2009	40,000	33,750	—	2,500	31,250
10-year term loan	2010	39,000	32,500	—	2,600	29,900
7-year term loan	2010	70,000	60,720	—	4,640	56,080
10-year term loan	2010	43,924	37,489	—	3,218	34,271
9-year term loan	2010	42,100	36,900	—	2,600	34,300
10-year term loan	2011	48,000	43,200	—	3,200	40,000
9-year term loan	2011	48,650	45,407	—	3,243	42,163
8-year term loan	2012	73,600	27,600	46,000	2,300	71,300
8-year term loan	2011	73,600	27,600	46,000	2,453	71,147
7-year term loan	2013	18,000	—	18,000	300	17,700

Total			1,442,427	110,000	172,129	1,380,298

1 The Company sold one of its vessels (La Madrina) secured under this credit facility within 2012 and accordingly, prepaid an amount of $23,600. In 2013, the Company fully repaid the outstanding amount of the loan and refinanced the remaining vessel (Sakura Princess) previously financed by the repaid loan with a new loan, included in the above table.

2 This credit facility includes a fixed interest rate portion amounting to $53,243 as at December 31, 2013.

3 The Company sold one of its vessels (La Prudencia) secured under this credit facility within 2012 and accordingly, on January 31, 2013, prepaid an amount of $20,352.

The above revolving credit facilities and term bank loans are secured by first priority mortgages on all vessels, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant ship-owning subsidiaries.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $78,144 ($99,375 in 2012 and $92,188 in 2011 respectively), a minimum hull value in connection with the vessels’ outstanding loans, insurance coverage of the vessels against all customary risks and maintenance of operating bank accounts with minimum balances.

As at December 31, 2013 and 2012, the Company was in non-compliance with minimum value-to-loan ratios contained in certain of its debt agreements. In case of non-compliance with minimum value-to-loan ratios these agreements include terms according to which the Company may be required to prepay indebtedness in the form of cash or provide additional security. Effective since December 31, 2012 and for a period up to, and including, June 30, 2014, certain of the Company’s lenders formally waived their rights resulting from the aforementioned non-compliance of the value-to-loan covenant, while the remainder did not seek immediate remedial action.

An amount of $5,867, relating to one term loan with outstanding principal of $34,300 at December 31, 2013 was reclassified within current liabilities at December 31, 2013, representing the amount that the Company would be required to pay to satisfy the value-to-loan ratio shortfall contained in the loan agreement in the event the lender was to request such additional security in the form of cash payment.

As at December 31, 2012, the Company was in non-compliance with the leverage ratio required by its loans. In this respect, the Company entered into amendatory agreements with its lenders which waive the non-compliance of the leverage ratio covenant referred to above by increasing the relevant ratio for the period from December 31, 2012 through July 1, 2014 from 70% to 80%, establishing in this respect compliance as at December 31, 2013 and 2012. Following these amendatory agreements and because management concluded that it is not probable that the amended ratio will fail to be met at any next measurement dates within the following 12 months, the debt was not classified as current in the 2013 and 2012 consolidated balance sheet in accordance with ASC 470-10. At December 31, 2013, the Company was fully compliant with the leverage ratio required by its loans irrespective of the waivers.

As of December 31, 2012, a subsidiary, in which the Company has a 51% interest, was not in compliance with the leverage ratio required by its loan. In this respect, in an amendatory agreement dated April 8, 2013 with the lenders, an existing waiver of the leverage ratio non-compliance was extended to June 30, 2014 (inclusive). At December 31, 2013, the subsidiary was fully compliant with the loan agreement.

The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding expected capital expenditure on dry-dockings and working capital. As of December 31, 2013, the Company’s working capital (non-restricted net current assets), amounted to a deficit of $5,258. Net cash flow generated from operations is the Company’s main source of liquidity whereas other management alternatives to ensure service of the Company’s commitments include, but are not limited to, the issuance of additional equity, re-negotiation of new-building commitments and utilization of suitable opportunities for asset sales, etc. Management believes, such alternatives along with current available cash holdings and cash expected to be generated from the operation of vessels, will be sufficient to meet the Company’s liquidity and working capital needs for a reasonable period of time.

The annual principal payments required to be made after December 31, 2013, excluding hull cover ratio shortfall of $5,867 discussed above, are as follows:

Year	Amount
2014	120,495
2015	174,842
2016	270,406
2017	182,805
2018	297,431
2019 and thereafter	334,319

1,380,298